Note 18 - Operating Segmentation - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024
Statement Line Items [Line Items]
Net interest income	$ 25,724	$ 26,568
Non-interest income	2,103	2,283
Total revenue	27,827	28,851
Provision for (recovery of) credit losses	1,024	(127)
Revenue less provision for credit loss	26,803	28,978
Non-interest expenses:
Salaries and benefits	8,614	6,538
General and administrative	5,489	4,333
Premises and equipment	1,596	1,153
Noninterest expense	15,699	12,024
Income (loss) before income taxes	11,104	16,954
Income tax provision	2,961	4,255
Net income (loss)	8,143	12,699
Total assets	4,971,732	4,309,635	$ 4,838,484
Total liabilities	4,450,437	3,920,601	$ 4,439,281
Operating segments [member] | Digital Banking Canada [member]
Statement Line Items [Line Items]
Net interest income	23,685	26,568
Non-interest income	125	120
Total revenue	23,810	26,688
Provision for (recovery of) credit losses	1,033	(127)
Revenue less provision for credit loss	22,777	26,815
Non-interest expenses:
Salaries and benefits	5,289	5,371
General and administrative	4,716	4,276
Premises and equipment	903	768
Noninterest expense	10,908	10,415
Income (loss) before income taxes	11,869	16,400
Income tax provision	3,105	4,136
Net income (loss)	8,764	12,264
Total assets	4,707,062	4,299,625
Total liabilities	4,350,601	3,914,863
Operating segments [member] | Digital Banking USA [member]
Statement Line Items [Line Items]
Net interest income	2,039
Non-interest income	1
Total revenue	2,040
Provision for (recovery of) credit losses	(9)
Revenue less provision for credit loss	2,049
Non-interest expenses:
Salaries and benefits	1,164
General and administrative	597
Premises and equipment	109
Noninterest expense	1,870
Income (loss) before income taxes	179
Income tax provision	76
Net income (loss)	103
Total assets	256,627
Total liabilities	115,351
Operating segments [member] | Digital Meteor [Member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	342	580
Total revenue	342	580
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	342	580
Non-interest expenses:
Salaries and benefits	217	144
General and administrative	44	50
Premises and equipment	48	43
Noninterest expense	309	237
Income (loss) before income taxes	33	343
Income tax provision	0	5
Net income (loss)	33	338
Total assets	11,236	2,821
Total liabilities	8,922	719
Operating segments [member] | Cybersecurity segment [member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	1,989	1,920
Total revenue	1,989	1,920
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	1,989	1,920
Non-interest expenses:
Salaries and benefits	1,944	1,023
General and administrative	486	344
Premises and equipment	536	342
Noninterest expense	2,966	1,709
Income (loss) before income taxes	(977)	211
Income tax provision	(220)	114
Net income (loss)	(757)	97
Total assets	25,340	24,476
Total liabilities	21,548	27,906
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	(354)	(337)
Total revenue	(354)	(337)
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	(354)	(337)
Non-interest expenses:
Salaries and benefits	0	0
General and administrative	(354)	(337)
Premises and equipment	0	0
Noninterest expense	(354)	(337)
Income (loss) before income taxes	0	0
Income tax provision	0	0
Net income (loss)	0	0
Total assets	(28,533)	(17,287)
Total liabilities	$ (45,985)	$ (22,887)